UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Mid Cap Equity Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Common Stocks 98.42%		$22,604,725
(Cost $19,777,400)

Consumer Discretionary 17.25%		3,962,624

Diversified Consumer Services 1.77%
DeVry, Inc.	7,548	406,081

Hotels, Restaurants & Leisure 4.95%
Bally Technologies, Inc. (I)(L)	11,439	369,480
Chipotle Mexican Grill, Inc., Class A (I)	1,609	237,971
WMS Industries, Inc. (I)	7,676	295,603
Yum! Brands, Inc.	5,681	234,625

Household Durables 1.09%
Lennar Corp., Class A	16,965	250,573

Internet & Catalog Retail 1.07%
Expedia, Inc.	10,799	244,921

Leisure Equipment & Products 2.25%
Hasbro, Inc.	12,258	516,675

Specialty Retail 3.50%
Bed Bath & Beyond, Inc. (I)	7,006	265,387
CarMax, Inc. (I)(L)	10,444	220,368
GameStop Corp., Class A (I)(L)	15,865	318,093

Textiles, Apparel & Luxury Goods 2.62%
Phillips-Van Heusen Corp.	5,050	262,045
VF Corp.	4,296	340,802

Consumer Staples 3.71%		852,167

Beverages 1.38%
Hansen Natural Corp. (I)	7,553	316,395

Household Products 1.20%
Church & Dwight Company, Inc.	4,167	276,147

Personal Products 1.13%
Alberto-Culver Company	8,870	259,625

Energy 7.60%		1,745,393

Energy Equipment & Services 0.79%
Patterson-UTI Energy, Inc.	11,074	181,946

Oil, Gas & Consumable Fuels 6.81%
Alpha Natural Resources, Inc. (I)	8,320	318,906
Cabot Oil & Gas Corp.	10,620	323,591
Denbury Resources, Inc. (I)	21,998	348,449
Plains Exploration & Production Company (I)	10,401	234,543
Whiting Petroleum Corp. (I)(L)	3,840	337,958

Financials 9.42%		2,164,213

Capital Markets 5.04%
Eaton Vance Corp.	6,127	183,565
Greenhill & Company, Inc. (L)	2,567	174,684
Lazard, Ltd., Class A	12,763	378,678
SEI Investments Company	21,973	421,442

Commercial Banks 3.51%
Cullen/Frost Bankers, Inc. (L)	4,639	256,119

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John Hancock Mid Cap Equity Fund
As of 7-31-10 (Unaudited)

	Shares	Value

Financials (continued)
East West Bancorp, Inc.	35,232	$549,267

Insurance 0.87%
Prudential Financial, Inc.	3,499	200,458

Health Care 14.04%		3,223,289

Biotechnology 2.04%
Alexion Pharmaceuticals, Inc. (I)	5,232	284,412
United Therapeutics Corp. (I)(L)	3,735	182,604

Health Care Equipment & Supplies 3.39%
NuVasive, Inc. (I)(L)	6,650	217,922
Thoratec Corp. (I)(L)	5,939	218,436
Varian Medical Systems, Inc. (I)(L)	6,181	341,191

Health Care Providers & Services 3.47%
Express Scripts, Inc. (I)	5,469	247,089
MEDNAX, Inc. (I)	6,216	293,086
Patterson Companies, Inc.	9,650	257,462

Health Care Technology 1.18%
Allscripts-Misys Healthcare Solutions, Inc. (I)(L)	16,244	271,112

Life Sciences Tools & Services 1.43%
QIAGEN NV (I)(L)	17,547	328,480

Pharmaceuticals 2.53%
Mylan, Inc. (I)(L)	13,348	232,255
Shire PLC, ADR	5,071	349,240

Industrials 13.45%		3,089,176

Aerospace & Defense 1.59%
Precision Castparts Corp.	2,996	366,082

Airlines 3.04%
Copa Holdings SA, Class A	8,816	455,346
UAL Corp. (I)(L)	10,191	241,934

Industrial Conglomerates 1.47%
McDermott International, Inc. (I)	14,344	337,227

Machinery 3.85%
Cummins, Inc.	3,366	267,967
Flowserve Corp.	4,226	419,050
Pall Corp.	5,147	196,821

Professional Services 3.50%
FTI Consulting, Inc. (I)(L)	8,080	285,628
IHS, Inc., Class A (I)	3,801	240,641
Stantec, Inc. (I)	11,800	278,480

Information Technology 24.19%		5,556,286

Computers & Peripherals 3.27%
SanDisk Corp. (I)	8,074	352,834
Seagate Technology (I)	31,767	398,676

Electronic Equipment, Instruments & Components 2.06%
Amphenol Corp., Class A	10,566	473,357

Internet Software & Services 4.80%
Baidu, Inc., SADR (I)	4,590	373,672
Monster Worldwide, Inc. (I)(L)	14,138	193,973

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John Hancock Mid Cap Equity Fund
As of 7-31-10 (Unaudited)

			Shares	Value
Information Technology (continued)
VistaPrint NV (I)(L)			16,206	$535,608

Semiconductors & Semiconductor Equipment 7.81%
Atmel Corp. (I)			79,547	416,031
Broadcom Corp., Class A			4,693	169,089
Cypress Semiconductor Corp. (I)(L)			35,807	379,554
Marvell Technology Group, Ltd. (I)			24,809	370,151
Silicon Laboratories, Inc. (I)(L)			11,458	458,893

Software 6.25%
Autodesk, Inc. (I)			7,373	217,798
Concur Technologies, Inc. (I)(L)			9,942	460,116
Red Hat, Inc. (I)			10,574	339,954
Salesforce.com, Inc. (I)(L)			4,210	416,580

Materials 7.13%				1,636,664

Chemicals 2.42%
FMC Corp.			4,240	264,958
Lubrizol Corp.			3,115	291,221

Containers & Packaging 2.28%
Packaging Corp. of America			21,785	522,840

Metals & Mining 2.43%
Allegheny Technologies, Inc.			7,085	337,317
IAMGOLD Corp.			13,936	220,328

Telecommunication Services 1.63%				374,913

Wireless Telecommunication Services 1.63%
American Tower Corp., Class A (I)			8,108	374,913

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 23.53%				$5,404,848
(Cost $5,403,588)

Short-Term Securities 2.18%				499,999
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	$500,000	499,999

			Shares	Value

Securities Lending Collateral 21.35%				4,904,849
John Hancock Collateral Investment Trust (W)	0.3385%(Y)		489,975	4,904,849

Total investments (Cost $25,180,988)† 121.95%				$28,009,573

Other assets and liabilities, net (21.95%)				($5,040,869)

Total net assets 100.00%				$22,968,704

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

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John Hancock Mid Cap Equity Fund
As of 7-31-10 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 7-31-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $25,630,160. Net unrealized appreciation aggregated $2,379,413, of which $3,799,841 related to appreciated investment securities and $1,420,428 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total net assets on 7-31-10:

United States	84%
Netherlands	4%
Bermuda	2%
Panama	2%
Ireland	2%
United Kingdom	2%
China	2%
Short-term Investments and Other	2%

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Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07-31-10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$3,962,624	$3,962,624	—	—
Consumer Staples	852,167	852,167	—	—
Energy	1,745,393	1,745,393	—	—
Financials	2,164,213	2,164,213	—	—
Health Care	3,223,289	3,223,289	—	—
Industrials	3,089,176	3,089,176	—	—
Information Technology	5,556,286	5,556,286	—	—
Materials	1,636,664	1,636,664	—	—
Telecommunication Services	374,913	374,913	—	—
Short-Term investments	5,404,848	4,904,849	$499,999	—
Total Investments in Securities	$28,009,573	$27,509,574	$499,999	—

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value (NAV). JHCIT has a floating NAV and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation

5

model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is a floating rate fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010